Cash and Cash Equivalents - Cash and Cash Equivalents by Currencies (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Cash and cash equivalents	¥ 21,456	¥ 25,419	¥ 1,849	¥ 6,928
RMB [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	20,457	24,947
USD [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	782	272
EURO [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	88	64
AUD [Member]
Disclosure of financial assets [line items]
Cash and cash equivalents	20	15
JPY [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	12	21
HKD [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	31	15
Others [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	¥ 66	¥ 85